INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of earnings (loss) before income taxes
The components of earnings (loss) before income taxes consist of the following:

	2019	2018	2017
Canadian	$(23,901)	$10,880	$7,205
Foreign	(35,717)	(34,574)	512
Earnings (loss) before income taxes	$(59,618)	$(23,694)	$7,717

Schedule of income tax expense (recovery)
The income tax expense (recovery) consists of:

	2019	2018	2017
Canadian:
Current	$126	$101	$28
Deferred	8,706	(4,508)	1,665
	$8,832	$(4,407)	$1,693
Foreign:
Current	$2,083	$2,500	$2,347
Deferred	5	2,823	(841)
	$2,088	$5,323	$1,506
Total:
Current	$2,209	$2,601	$2,375
Deferred	8,711	(1,685)	824
	$10,920	$916	$3,199

Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2019	2018	2017
Income tax expense (recovery) at Canadian statutory income tax rates of 26.99% (2018 - 26.99%; 2017 - 26.01%)	$(16,080)	$(6,330)	$1,979
Increase (decrease) in income taxes for:
Permanent and other differences	(1,363)	2,173	(1,452)
Change in statutory/foreign tax rates and foreign exchange rates	1,073	4,238	1,049
Change in valuation allowance	26,741	1,041	1,571
Stock-based compensation expense	1,287	1,973	1,633
Adjustment to prior years	(738)	(2,179)	(1,581)
Income tax expense	$10,920	$916	$3,199

Schedule of tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities
The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities were as follows at December 31:

	2019	2018
Deferred income tax assets (liabilities)
Property and equipment	$(3,320)	$1,289
Non capital loss carry-forwards	93,729	89,499
Capital loss carry-forwards	3,314	3,195
Scientific research and development expenses and credits	25,437	20,004
Reserves and other	19,869	16,044
Investments	(1,106)	(801)
Acquired intangibles	(6,591)	(10,022)
Lease liabilities	6,144	—
	137,476	119,208
Valuation allowance	140,301	113,560
	$(2,825)	$5,648

	2019	2018
Classification:
Assets
Non-current	$2,096	$11,751
Liabilities
Non-current	(4,921)	(6,103)
	$(2,825)	$5,648

Schedule of reconciliation of the total amounts of unrecognized tax benefits
Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2019	2018
Unrecognized tax benefits, beginning of year	$4,482	$4,418
Increases — tax positions taken in prior periods	49	3
Increases — tax positions taken in current period	—	—
Settlements and lapses of statute of limitations	97	61
Unrecognized tax benefits, end of year	$4,628	$4,482